CONTINGENCY	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Disclosure of contingency
38.	CONTINGENCY
There were no significant contingent liabilities as at December 31, 2021 and 2020 up to the date of approval of these financial statements.